Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Financing receivable, recorded investment [Line items]
2021	¥ 563,765
2020	678,768
2019	129,881
2018	169,246
2017	32,227
2016 or earlier	112,793
Revolving	439,269
Total loans	2,125,949
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	54,179
2020	115,003
2019	17,106
2018	12,450
2017	4,240
2016 or earlier	17,634
Revolving
Total loans	220,612
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	9,101
2020	22,955
2019	27,863
2018	17,563
2017	8,484
2016 or earlier	34,719
Revolving
Total loans	120,685
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021	1,289
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans	1,289
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	33,965
2020	261,182
2019	45,880
2018	9,817
2017	6,406
2016 or earlier	27,672
Revolving	97
Total loans	385,019
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021	1,000
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans	1,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	75,680
2020	115,131
2019	3,864
2018	2,324
2017
2016 or earlier	5,484
Revolving
Total loans	202,483
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019	235
2018
2017
2016 or earlier
Revolving
Total loans	235
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	20,093
2020	102,941
2019	34,435
2018	29,869
2017	13,067
2016 or earlier	17,573
Revolving	173,178
Total loans	391,156
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	84
2020
2019	450
2018
2017
2016 or earlier
Revolving
Total loans	534
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	197,859	[1]
2020		[1]
2019		[1]
2018		[1]
2017		[1]
2016 or earlier		[1]
Revolving		[1]
Total loans	197,859	[1]
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		[2]
2020	61,185	[2]
2019		[2]
2018		[2]
2017		[2]
2016 or earlier		[2]
Revolving		[2]
Total loans	61,185	[2]
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021		[2]
2020		[2]
2019		[2]
2018		[2]
2017		[2]
2016 or earlier		[2]
Revolving		[2]
Total loans		[2]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021	170,514	[2]
2020	141	[2]
2019		[2]
2018		[2]
2017		[2]
2016 or earlier		[2]
Revolving	265,566	[2]
Total loans	436,221	[2]
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021		[2]
2020		[2]
2019		[2]
2018		[2]
2017		[2]
2016 or earlier		[2]
Revolving		[2]
Total loans		[2]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021		[2]
2020	39	[2]
2019	40	[2]
2018	11	[2]
2017	30	[2]
2016 or earlier	4,697	[2]
Revolving	428	[2]
Total loans	5,245	[2]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	1	[2]
2020	191	[2]
2019	8	[2]
2018	97,212	[2]
2017		[2]
2016 or earlier	5,014	[2]
Revolving		[2]
Total loans	102,426	[2]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021		[2]
2020		[2]
2019		[2]
2018		[2]
2017		[2]
2016 or earlier		[2]
Revolving		[2]
Total loans		[2]
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	129,859
2020	291,319
2019	20,970
2018	14,774
2017	4,240
2016 or earlier	23,118
Revolving
Total loans	484,280
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2021	9,101
2020	22,955
2019	28,098
2018	17,563
2017	8,484
2016 or earlier	34,719
Revolving
Total loans	120,920
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2021	170,514
2020	141
2019
2018
2017
2016 or earlier
Revolving	265,566
Total loans	436,221
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2021	1,289
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans	1,289
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	251,917
2020	364,162
2019	80,355
2018	39,697
2017	19,503
2016 or earlier	49,942
Revolving	173,703
Total loans	979,279
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2021	85
2020	191
2019	458
2018	97,212
2017
2016 or earlier	5,014
Revolving
Total loans	102,960
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
2021	1,000
2020
2019
2018
2017
2016 or earlier
Revolving
Total loans	¥ 1,000

[1]	Includes loans of ¥197,859 million in relation to the transactions with the U.S. client.
[2]	Relate to collateralized exposures where a specified ratio of LTV is maintained.